Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 520,817	$ 636,080	$ 663,237
Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	339,782	430,746	456,504
Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	181,035	205,334	206,733
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	380,187	474,631	587,477
Total revenues recognized in point in time [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	339,782	430,746	456,504
Total revenues recognized in point in time [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	40,405	43,885	130,973
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	140,630	161,449	75,760
Total revenues recognized over time [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 140,630	$ 161,449	$ 75,760